Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Communication Services-5.60%
CenturyLink, Inc.	489,352	$5,113,728
Discovery, Inc., Class A(b)(c)	102,465	2,757,333
Discovery, Inc., Class C(b)	216,110	5,190,962
DISH Network Corp., Class A(b)	103,679	3,718,966
Fox Corp., Class A	115,067	3,318,532
Fox Corp., Class B	73,598	2,088,711
GCI Liberty, Inc., Class A(b)	61,558	5,609,165
Interpublic Group of Cos., Inc. (The)	256,550	5,715,934
John Wiley & Sons, Inc., Class A	28,404	981,074
Lions Gate Entertainment Corp., Class A(b)(c)	38,960	379,470
Lions Gate Entertainment Corp., Class B(b)	75,146	674,811
News Corp., Class A	175,730	3,101,635
News Corp., Class B	55,929	996,095
Nexstar Media Group, Inc., Class A	25,534	2,687,454
Omnicom Group, Inc.	93,311	5,878,593
Telephone & Data Systems, Inc.	66,020	1,253,060
TripAdvisor, Inc.(b)	65,956	1,721,452
United States Cellular Corp.(b)	9,425	295,474
ViacomCBS, Inc., Class B	334,265	11,792,869
		63,275,318
Consumer Discretionary-16.04%
Advance Auto Parts, Inc.	16,920	2,499,084
Aramark	151,513	5,302,955
AutoNation, Inc.(b)	38,616	2,366,775
BorgWarner, Inc.	136,643	5,308,581
Brunswick Corp.	19,516	1,456,674
Capri Holdings Ltd.(b)	93,164	3,296,142
Carnival Corp.	312,072	6,235,199
Carter’s, Inc.	28,537	2,539,508
Columbia Sportswear Co.	9,821	804,635
Darden Restaurants, Inc.	40,492	4,372,326
Dick’s Sporting Goods, Inc.	40,559	2,304,157
Expedia Group, Inc.	55,723	6,936,956
Extended Stay America, Inc.	116,142	1,592,307
Foot Locker, Inc.	69,040	2,582,096
Gap, Inc. (The)	119,830	2,511,637
Genuine Parts Co.	39,176	3,853,743
Graham Holdings Co., Class B	2,702	1,207,848
H&R Block, Inc.	126,660	2,381,208
Hanesbrands, Inc.	230,154	3,268,187
Harley-Davidson, Inc.	101,953	4,107,686
Hyatt Hotels Corp., Class A	22,909	1,648,761
Kohl’s Corp.	101,682	3,274,160
L Brands, Inc.	151,914	5,895,782
Lear Corp.	39,761	5,683,835
Leggett & Platt, Inc.	87,642	3,777,370
LKQ Corp.(b)	164,292	5,786,364
MGM Resorts International	311,600	8,802,700
Mohawk Industries, Inc.(b)	38,525	4,847,601
Newell Brands, Inc.	254,572	5,412,201
Nordstrom, Inc.	71,648	1,857,116
Norwegian Cruise Line Holdings Ltd.(b)	170,663	3,903,063
Penske Automotive Group, Inc.	20,864	1,148,980
Polaris, Inc.	38,527	3,698,592
PulteGroup, Inc.	134,498	5,868,148
PVH Corp.	46,623	3,706,062
Qurate Retail, Inc., Class A	249,957	2,617,050
Ralph Lauren Corp.	31,442	2,696,151
Royal Caribbean Cruises Ltd.	113,174	8,919,243
Six Flags Entertainment Corp.	50,104	1,539,696
Skechers U.S.A., Inc., Class A(b)	81,053	2,712,844
	Shares	Value
Consumer Discretionary-(continued)
Tapestry, Inc.	184,323	$5,220,027
Tempur Sealy International, Inc.(b)	111,870	2,818,005
Thor Industries, Inc.	36,653	3,537,381
Toll Brothers, Inc.	76,822	3,637,522
Under Armour, Inc., Class A(b)	123,576	2,047,654
Under Armour, Inc., Class C(b)	124,483	1,811,228
Whirlpool Corp.	40,541	7,889,684
Williams-Sonoma, Inc.	29,913	3,274,576
Wyndham Destinations, Inc.	55,165	2,320,240
		181,279,740
Consumer Staples-3.03%
Casey’s General Stores, Inc.	18,887	3,431,390
Coty, Inc., Class A	189,135	1,359,881
Energizer Holdings, Inc.	16,464	689,677
Flowers Foods, Inc.	58,805	1,304,883
Herbalife Nutrition Ltd.(b)	32,742	1,568,669
Ingredion, Inc.	43,087	3,324,162
Molson Coors Beverage Co., Class B	111,297	5,119,662
Nu Skin Enterprises, Inc., Class A	33,714	1,736,608
Pilgrim’s Pride Corp.(b)	34,547	652,593
Post Holdings, Inc.(b)	22,250	2,101,735
Seaboard Corp.	183	586,099
Spectrum Brands Holdings, Inc.	27,917	1,865,693
Sprouts Farmers Market, Inc.(b)	77,310	1,636,653
Tyson Foods, Inc., Class A	65,756	4,287,291
US Foods Holding Corp.(b)	145,916	4,593,436
		34,258,432
Energy-4.79%
Apache Corp.	247,824	3,194,451
Baker Hughes Co., Class A	164,203	3,073,880
Cabot Oil & Gas Corp.	152,264	2,667,665
Cheniere Energy, Inc.(b)	66,579	3,774,364
Cimarex Energy Co.	65,881	2,368,422
Continental Resources, Inc.	49,097	755,112
Devon Energy Corp.	250,726	3,507,657
Diamondback Energy, Inc.	104,104	4,159,996
EQT Corp.	167,263	2,488,874
Equitrans Midstream Corp.	160,963	1,313,458
Halliburton Co.	290,420	4,818,068
Helmerich & Payne, Inc.	68,568	1,561,293
HollyFrontier Corp.	97,970	2,291,518
Marathon Oil Corp.	517,295	3,062,386
Murphy Oil Corp.	95,382	959,543
Occidental Petroleum Corp.	390,870	6,160,111
Parsley Energy, Inc., Class A	197,509	2,474,788
Targa Resources Corp.	153,906	3,616,791
WPX Energy, Inc.(b)	263,953	1,879,345
		54,127,722
Financials-23.14%
Affiliated Managers Group, Inc.	30,843	2,687,042
AGNC Investment Corp.	152,412	2,328,855
Alleghany Corp.	6,966	4,006,843
Ally Financial, Inc.	247,417	7,335,914
American Financial Group, Inc.	49,031	4,383,862
American National Group, Inc.	4,797	406,690
Arch Capital Group Ltd.(b)	131,559	4,235,542
Associated Banc-Corp.	99,437	1,523,375
Assurant, Inc.	39,551	5,106,825
Assured Guaranty Ltd.	26,769	806,550
Athene Holding Ltd., Class A(b)	76,959	3,413,132
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
AXIS Capital Holdings Ltd.	55,437	$2,777,948
Bank of Hawaii Corp.	16,062	1,202,723
Bank OZK	80,150	2,240,994
Brighthouse Financial, Inc.(b)	64,576	2,266,618
Cincinnati Financial Corp.	79,508	6,070,436
Citizens Financial Group, Inc.	188,885	6,168,984
CNA Financial Corp.	15,438	532,765
Comerica, Inc.	92,361	4,544,161
Credit Acceptance Corp.(b)	2,910	868,577
Cullen/Frost Bankers, Inc.	22,569	1,893,765
Discover Financial Services	112,855	8,596,165
East West Bancorp, Inc.	91,032	3,888,887
Eaton Vance Corp.	52,571	3,521,206
Evercore, Inc., Class A	25,879	2,353,177
Everest Re Group Ltd.	25,263	5,743,038
F.N.B. Corp.	211,748	1,869,735
Fidelity National Financial, Inc.	100,318	3,610,445
Fifth Third Bancorp	190,753	4,833,681
First American Financial Corp.	72,011	3,488,213
First Citizens BancShares, Inc., Class A	4,386	2,318,396
First Hawaiian, Inc.	85,073	1,864,800
First Horizon Corp.	202,301	2,472,118
Franklin Resources, Inc.	55,615	1,222,974
Globe Life, Inc.	37,897	3,528,211
Hanover Insurance Group, Inc. (The)	24,936	2,801,560
Hartford Financial Services Group, Inc. (The)	134,217	5,932,391
Huntington Bancshares, Inc.	474,214	5,728,505
Interactive Brokers Group, Inc., Class A	48,175	2,541,713
Invesco Ltd., (Acquired 06/04/2020 - 11/25/2020; Cost $2,483,103)(d)(e)	251,309	4,078,745
Jefferies Financial Group, Inc.	151,050	3,433,366
Kemper Corp.	40,548	3,039,073
KeyCorp	391,050	6,045,633
Lazard Ltd., Class A	66,227	2,471,592
Lincoln National Corp.	50,011	2,361,519
Loews Corp.	124,609	5,222,363
LPL Financial Holdings, Inc.	43,945	3,988,888
M&T Bank Corp.	31,538	3,673,862
Markel Corp.(b)	3,332	3,244,802
Mercury General Corp.	17,896	795,835
MGIC Investment Corp.	221,644	2,650,862
New Residential Investment Corp.	95,243	881,950
New York Community Bancorp, Inc.	152,318	1,475,961
Old Republic International Corp.	188,536	3,378,565
OneMain Holdings, Inc.	42,694	1,664,639
PacWest Bancorp	76,596	1,781,623
People’s United Financial, Inc.	133,794	1,659,046
Pinnacle Financial Partners, Inc.	48,477	2,625,514
Popular, Inc.	56,951	2,763,832
Primerica, Inc.	14,464	1,884,225
Principal Financial Group, Inc.	158,207	7,877,127
Raymond James Financial, Inc.	31,550	2,869,472
Regions Financial Corp.	401,785	6,135,257
Reinsurance Group of America, Inc.	44,888	5,174,689
RenaissanceRe Holdings Ltd. (Bermuda)	22,657	3,730,248
Santander Consumer USA Holdings, Inc.	49,556	1,095,188
Signature Bank	23,199	2,602,696
SLM Corp.	245,631	2,606,145
Starwood Property Trust, Inc.	97,621	1,751,321
Sterling Bancorp	126,934	2,028,405
Synchrony Financial	294,647	8,977,894
Synovus Financial Corp.	97,629	3,082,148
	Shares	Value
Financials-(continued)
TCF Financial Corp.	61,885	$2,079,336
Umpqua Holdings Corp.	92,193	1,280,561
Unum Group	135,767	3,018,100
Voya Financial, Inc.	45,750	2,636,572
W.R. Berkley Corp.	27,542	1,793,810
Webster Financial Corp.	58,663	2,219,808
Western Alliance Bancorporation	65,249	3,345,316
White Mountains Insurance Group Ltd.	934	896,640
Wintrust Financial Corp.	37,548	2,045,990
Zions Bancorporation N.A.	103,840	4,007,186
		261,492,620
Health Care-5.63%
Acadia Healthcare Co., Inc.(b)	57,712	2,449,874
AmerisourceBergen Corp.	34,064	3,512,339
Cardinal Health, Inc.	193,657	10,571,736
Change Healthcare, Inc.(b)	159,077	2,724,989
DaVita, Inc.(b)	54,747	6,013,958
Encompass Health Corp.	48,923	3,942,215
Envista Holdings Corp.(b)	106,487	3,165,859
Henry Schein, Inc.(b)	94,054	6,048,613
Jazz Pharmaceuticals PLC(b)	35,058	4,933,011
Molina Healthcare, Inc.(b)	33,803	6,900,206
Premier, Inc., Class A	36,378	1,288,509
Universal Health Services, Inc., Class B	48,618	6,348,538
Viatris, Inc.(b)	340,350	5,724,687
		63,624,534
Industrials-17.20%
Acuity Brands, Inc.	26,145	3,103,934
ADT, Inc.	61,579	478,469
AECOM(b)	101,351	5,259,103
AGCO Corp.	41,008	3,793,650
Air Lease Corp.	69,987	2,559,425
Alaska Air Group, Inc.	79,840	4,069,445
Allison Transmission Holdings, Inc.	75,065	3,081,418
AMERCO	4,594	1,902,973
American Airlines Group, Inc.	279,112	3,943,853
Armstrong World Industries, Inc.	12,302	947,992
C.H. Robinson Worldwide, Inc.	37,441	3,518,331
Carlisle Cos., Inc.	21,683	3,140,349
Clean Harbors, Inc.(b)	31,698	2,293,984
Copa Holdings S.A., Class A (Panama)	20,577	1,639,987
Crane Co.	31,905	2,218,355
Curtiss-Wright Corp.	20,575	2,371,475
Delta Air Lines, Inc.	248,266	9,992,706
Flowserve Corp.	85,473	2,912,920
FTI Consulting, Inc.(b)	8,441	886,474
Gates Industrial Corp. PLC(b)	29,209	376,212
GrafTech International Ltd.	44,567	352,079
HD Supply Holdings, Inc.(b)	106,642	5,948,491
Hexcel Corp.	54,756	2,711,517
Howmet Aerospace, Inc.	261,825	6,142,415
Hubbell, Inc.	16,963	2,741,051
Huntington Ingalls Industries, Inc.	16,772	2,686,707
Ingersoll Rand, Inc.(b)	10	460
ITT, Inc.	28,303	2,055,647
JetBlue Airways Corp.(b)	176,906	2,669,512
Kirby Corp.(b)	39,120	1,979,472
Knight-Swift Transportation Holdings, Inc.	37,273	1,539,002
Landstar System, Inc.	15,955	2,096,806
Lincoln Electric Holdings, Inc.	20,059	2,306,785
Macquarie Infrastructure Corp.	48,234	1,560,370

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
ManpowerGroup, Inc.	38,586	$3,343,477
Middleby Corp. (The)(b)	36,628	4,981,042
MSC Industrial Direct Co., Inc., Class A	27,492	2,290,633
Nielsen Holdings PLC	133,134	2,152,777
nVent Electric PLC	98,422	2,263,706
Oshkosh Corp.	44,977	3,620,649
Owens Corning	70,797	5,158,977
Quanta Services, Inc.	90,677	6,196,866
Regal Beloit Corp.	26,579	3,163,964
Robert Half International, Inc.	60,706	3,896,111
Ryder System, Inc.	34,494	2,042,735
Schneider National, Inc., Class B	38,748	809,833
Sensata Technologies Holding PLC(b)	53,771	2,625,638
Snap-on, Inc.	21,084	3,707,621
Southwest Airlines Co.	133,031	6,164,657
Spirit AeroSystems Holdings, Inc., Class A	68,786	2,338,724
Textron, Inc.	150,954	6,808,025
Timken Co. (The)	41,567	3,052,680
Trinity Industries, Inc.	59,572	1,361,220
United Airlines Holdings, Inc.(b)	192,087	8,653,519
United Rentals, Inc.(b)	46,685	10,596,561
Univar Solutions, Inc.(b)	109,569	1,961,285
Valmont Industries, Inc.	13,673	2,228,426
Vertiv Holdings Co.(b)	133,224	2,492,621
Woodward, Inc.	24,809	2,774,390
XPO Logistics, Inc.(b)	59,950	6,395,466
		194,362,972
Information Technology-7.24%
Alliance Data Systems Corp.	30,761	2,249,860
Arrow Electronics, Inc.(b)	51,768	4,744,537
Avnet, Inc.	64,419	1,955,117
CACI International, Inc., Class A(b)	15,167	3,598,977
CDK Global, Inc.	54,328	2,602,311
Ciena Corp.(b)	78,192	3,503,002
CommScope Holding Co., Inc.(b)	126,879	1,503,516
Dell Technologies, Inc., Class C(b)	101,569	7,011,308
DXC Technology Co.	168,610	3,694,245
EchoStar Corp., Class A(b)	31,532	749,516
Euronet Worldwide, Inc.(b)	19,555	2,628,974
Hewlett Packard Enterprise Co.	855,625	9,446,100
Jabil, Inc.	97,627	3,731,304
NCR Corp.(b)	83,397	2,307,595
NetApp, Inc.	112,651	6,005,425
ON Semiconductor Corp.(b)	233,139	6,702,746
Sabre Corp.	181,137	2,037,791
Science Applications International Corp.	38,636	3,575,376
Switch, Inc., Class A	41,545	655,996
SYNNEX Corp.	27,640	4,430,968
Teradata Corp.(b)	52,054	1,141,544
ViaSat, Inc.(b)	37,759	1,283,806
Western Union Co. (The)	157,406	3,551,079
Xerox Holdings Corp.	120,873	2,645,910
		81,757,003
Materials-8.86%
Ashland Global Holdings, Inc.	36,766	2,763,700
Axalta Coating Systems Ltd.(b)	83,360	2,384,930
Berry Global Group, Inc.(b)	88,092	4,668,876
Cabot Corp.	36,564	1,514,115
Celanese Corp.	31,543	4,079,456
CF Industries Holdings, Inc.	141,601	5,281,717
Chemours Co. (The)	107,182	2,607,738
	Shares	Value
Materials-(continued)
Crown Holdings, Inc.(b)	58,937	$5,554,812
Eagle Materials, Inc.	16,146	1,469,125
Eastman Chemical Co.	62,657	6,102,792
Graphic Packaging Holding Co.	185,309	2,838,934
Huntsman Corp.	133,210	3,299,612
International Paper Co.	179,553	8,884,282
Mosaic Co. (The)	132,802	2,916,332
NewMarket Corp.	1,710	632,290
Nucor Corp.	144,963	7,784,513
Olin Corp.	93,583	2,048,532
Packaging Corp. of America	27,860	3,621,800
Reliance Steel & Aluminum Co.	42,059	4,954,550
Scotts Miracle-Gro Co. (The)	10,298	1,810,080
Sealed Air Corp.	74,478	3,355,979
Silgan Holdings, Inc.	51,643	1,745,533
Sonoco Products Co.	46,981	2,727,717
Steel Dynamics, Inc.	134,419	4,867,312
Valvoline, Inc.	94,636	2,156,754
W.R. Grace & Co.	22,121	1,210,461
Westlake Chemical Corp.	22,320	1,677,348
Westrock Co.	169,819	7,168,060
		100,127,350
Real Estate-4.05%
Apartment Investment & Management Co., Class A	31,998	1,162,400
Apple Hospitality REIT, Inc.	137,565	1,824,112
Brandywine Realty Trust	56,396	627,687
Brixmor Property Group, Inc.	164,892	2,517,901
CBRE Group, Inc., Class A(b)	71,707	4,384,166
Corporate Office Properties Trust	32,472	864,729
Douglas Emmett, Inc.	34,715	1,075,124
Empire State Realty Trust, Inc., Class A	95,963	868,465
EPR Properties	43,124	1,553,326
Equity Commonwealth	28,546	756,754
Host Hotels & Resorts, Inc.	271,051	3,802,846
Howard Hughes Corp. (The)(b)	8,050	585,477
Iron Mountain, Inc.	59,435	1,634,462
Jones Lang LaSalle, Inc.	34,357	4,545,088
Kimco Realty Corp.	120,859	1,745,204
Lamar Advertising Co., Class A	15,396	1,225,676
Outfront Media, Inc.	94,424	1,788,391
Paramount Group, Inc.	50,559	467,671
Park Hotels & Resorts, Inc.	157,142	2,564,557
SL Green Realty Corp.	33,843	1,959,510
Spirit Realty Capital, Inc.	30,304	1,116,399
STORE Capital Corp.	44,965	1,464,060
Taubman Centers, Inc.	23,251	993,283
Vornado Realty Trust	116,389	4,528,696
Weingarten Realty Investors	79,598	1,664,394
		45,720,378
Utilities-4.14%
AES Corp. (The)	437,614	8,944,830
CenterPoint Energy, Inc.	296,945	6,886,155
Hawaiian Electric Industries, Inc.	47,960	1,718,407
MDU Resources Group, Inc.	132,627	3,307,717
National Fuel Gas Co.	54,339	2,237,137
NiSource, Inc.	101,156	2,447,975
NRG Energy, Inc.	160,671	5,261,975
OGE Energy Corp.	58,568	1,897,018
PG&E Corp.(b)	352,173	4,472,597

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
UGI Corp.	110,661	$3,926,252
Vistra Corp.	304,529	5,688,602
		46,788,665
Total Common Stocks & Other Equity Interests (Cost $937,381,525)		1,126,814,734
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(f) (Cost $1,247,053)	1,247,053	1,247,053
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $938,628,578)		1,128,061,787
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.17%
Invesco Private Government Fund, 0.02%(d)(f)(g)	746,451	$746,451
Invesco Private Prime Fund, 0.12%(d)(f)(g)	1,119,341	1,119,677
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,866,128)		1,866,128
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $940,494,706)		1,129,927,915
OTHER ASSETS LESS LIABILITIES-0.00%		5,781
NET ASSETS-100.00%		$1,129,933,696

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Ltd.	$2,584,435	$185,883	$(249,669)	$1,465,835	$92,261	$4,078,745	$39,708
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	5,753,023	(4,505,970)	-	-	1,247,053	20
Premier U.S. Government Portfolio Invesco, Institutional Class	-	4,272,083	(4,272,083)	-	-	-	4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,933,477	16,523,866	(26,710,892)	-	-	746,451	814*
Invesco Private Prime Fund	3,647,831	18,894,778	(21,423,285)	-	353	1,119,677	1,854*
Total	$17,165,743	$45,629,633	$(57,161,899)	$1,465,835	$92,614	$7,191,926	$42,400

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-4.20%
Alaska Communications Systems Group, Inc.	26,004	$79,572
AMC Entertainment Holdings, Inc., Class A	25,943	110,777
Cincinnati Bell, Inc.(b)	4,001	60,855
Consolidated Communications Holdings, Inc.(b)	22,607	126,599
DHI Group, Inc.(b)	14,793	28,403
Emerald Holding, Inc.	12,543	53,433
Entercom Communications Corp., Class A	52,243	126,950
Entravision Communications Corp., Class A	18,318	53,122
Fluent, Inc.(b)	11,904	40,950
Gannett Co., Inc.	27,740	78,782
Gogo, Inc.(b)(c)	16,233	171,096
Hemisphere Media Group, Inc.(b)	1,586	17,065
IDT Corp., Class B(b)	7,674	91,474
iHeartMedia, Inc., Class A(b)(c)	16,116	192,667
Liberty Latin America Ltd., Class A (Chile)(b)	10,162	115,339
Liberty TripAdvisor Holdings, Inc., Class A(b)	36,424	100,166
Loral Space & Communications, Inc.	1,124	25,830
Marcus Corp. (The)(c)	7,442	87,369
Meredith Corp.	7,703	156,756
MSG Networks, Inc., Class A(b)(c)	8,424	102,267
National CineMedia, Inc.	31,130	104,908
ORBCOMM, Inc.(b)	10,072	57,612
QuinStreet, Inc.(b)	4,295	76,644
Saga Communications, Inc., Class A	1,044	23,751
Sinclair Broadcast Group, Inc., Class A(c)	3,350	91,321
Spok Holdings, Inc.	1,550	15,237
Tribune Publishing Co.	2,825	34,126
WideOpenWest, Inc.(b)	10,433	85,446
		2,308,517
Consumer Discretionary-20.97%
Abercrombie & Fitch Co., Class A	9,669	200,535
American Axle & Manufacturing Holdings, Inc.(b)	12,213	97,215
American Public Education, Inc.(b)	883	27,408
America’s Car-Mart, Inc.(b)	827	86,421
At Home Group, Inc.(b)	8,029	152,069
Bally’s Corp.	1,312	58,292
Beazer Homes USA, Inc.(b)	11,327	167,753
Bed Bath & Beyond, Inc.(c)	9,982	209,223
Biglari Holdings, Inc., Class B(b)	474	53,088
BJ’s Restaurants, Inc.	5,505	181,830
Bloomin’ Brands, Inc.	6,931	121,292
Bluegreen Vacations Corp.	1,607	10,221
Bluegreen Vacations Holding Corp.	6,254	79,488
Boot Barn Holdings, Inc.(b)	1,986	81,942
Buckle, Inc. (The)	2,879	77,215
Caleres, Inc.	19,396	228,291
Camping World Holdings, Inc., Class A	2,069	63,415
Carriage Services, Inc.	2,208	60,080
Carrols Restaurant Group, Inc.(b)	17,351	117,987
Cato Corp. (The), Class A	10,486	84,517
Century Casinos, Inc.(b)	3,240	19,148
Cheesecake Factory, Inc. (The)(c)	2,842	106,518
Chico’s FAS, Inc.	59,569	89,949
Children’s Place, Inc. (The)(c)	2,583	111,017
Chuy’s Holdings, Inc.(b)	3,784	89,681
Citi Trends, Inc.	5,469	185,344
Clarus Corp.	2,297	33,077
Collectors Universe, Inc.	1,179	90,960
Conn’s, Inc.(b)	8,746	96,949
Container Store Group, Inc. (The)(b)	8,068	75,032
Cooper-Standard Holdings, Inc.(b)	8,439	286,251
	Shares	Value
Consumer Discretionary-(continued)
Dave & Buster’s Entertainment, Inc.(c)	8,981	$227,399
Denny’s Corp.(b)	5,316	61,187
Designer Brands, Inc., Class A	23,388	184,765
Dillard’s, Inc., Class A(c)	1,760	82,298
Dine Brands Global, Inc.	1,339	84,317
Duluth Holdings, Inc., Class B(b)	5,605	82,394
El Pollo Loco Holdings, Inc.(b)	1,356	21,249
Escalade, Inc.(c)	2,769	53,359
Ethan Allen Interiors, Inc.	7,927	144,826
Everi Holdings, Inc.(b)	7,279	77,449
Express, Inc.(b)	33,023	50,195
Fiesta Restaurant Group, Inc.(b)	2,674	31,420
Fossil Group, Inc.(b)	9,453	100,202
Funko, Inc., Class A(b)(c)	12,115	106,370
Genesco, Inc.(b)	7,155	224,452
G-III Apparel Group Ltd.(b)	12,573	256,112
Golden Entertainment, Inc.(b)	4,521	75,275
Green Brick Partners, Inc.(b)	1,761	38,337
Group 1 Automotive, Inc.	1,051	124,869
Groupon, Inc.(b)	1,878	56,640
Guess?, Inc.	8,283	139,072
Hamilton Beach Brands Holding Co., Class A	3,451	64,810
Haverty Furniture Cos., Inc., (Acquired 06/02/2020 - 10/27/2020; Cost $95,464)(d)	5,444	148,186
Hibbett Sports, Inc.(b)	6,778	278,982
Hooker Furniture Corp.	5,809	175,838
Houghton Mifflin Harcourt Co.(b)	52,746	158,765
Kontoor Brands, Inc.	6,150	256,270
Lakeland Industries, Inc.(b)(c)	1,198	23,744
Lands’ End, Inc.(b)	5,892	146,946
Legacy Housing Corp.(b)	690	10,281
Lifetime Brands, Inc.	5,614	75,621
Lindblad Expeditions Holdings, Inc.(b)	3,088	39,557
Lumber Liquidators Holdings, Inc.(b)	8,888	256,685
M/I Homes, Inc.(b)	1,633	74,220
Marine Products Corp.	773	11,920
MarineMax, Inc.(b)	3,923	128,831
MasterCraft Boat Holdings, Inc.(b)	5,191	112,437
Michaels Cos., Inc. (The)(b)(c)	17,408	172,165
Modine Manufacturing Co.(b)	23,968	261,731
Movado Group, Inc.	7,876	133,341
Nathan’s Famous, Inc.	320	18,176
Noodles & Co.(b)	6,649	52,860
OneWater Marine, Inc., Class A(b)	2,308	64,532
Oxford Industries, Inc.	1,411	78,720
PlayAGS, Inc.(b)	11,683	57,480
RCI Hospitality Holdings, Inc.	4,316	127,365
Red Robin Gourmet Burgers, Inc.(b)(c)	6,469	130,092
Regis Corp.(b)(c)	2,837	24,086
Rocky Brands, Inc.	2,661	77,169
Ruth’s Hospitality Group, Inc.	12,766	198,767
Shoe Carnival, Inc.	2,816	102,981
Signet Jewelers Ltd.	12,839	388,893
Sleep Number Corp.(b)	1,974	136,976
Sonic Automotive, Inc., Class A	2,948	119,040
Sportsman’s Warehouse Holdings, Inc.(b)	6,075	84,625
Stoneridge, Inc.(b)	2,551	68,520
Superior Group of Cos., Inc.	4,631	100,678
Target Hospitality Corp.(b)	7,776	12,286
Tenneco, Inc., Class A(b)	16,919	180,187
Tilly’s, Inc., Class A	11,215	102,393
Tupperware Brands Corp.(b)	24,566	826,646
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Turtle Beach Corp.(b)	6,123	$114,439
Unifi, Inc.(b)	3,454	52,294
Universal Electronics, Inc.(b)	816	42,971
Universal Technical Institute, Inc.(b)	3,553	23,308
Vera Bradley, Inc.(b)	9,284	78,728
VOXX International Corp.(b)	4,079	52,497
Weyco Group, Inc.	1,699	30,446
Zumiez, Inc.(b)	2,445	90,685
		11,532,565
Consumer Staples-2.17%
Alico, Inc.	1,401	43,417
Andersons, Inc. (The)	10,812	245,757
BellRing Brands, Inc., Class A(b)	2,641	53,876
Chefs’ Warehouse, Inc. (The)(b)	5,300	122,139
Farmer Brothers Co.(b)	3,046	13,555
HF Foods Group, Inc.(b)	2,620	20,357
Ingles Markets, Inc., Class A	2,838	106,680
Landec Corp.(b)	3,644	37,715
Lifevantage Corp.(b)	2,180	23,173
Limoneira Co.	1,088	15,917
Natural Grocers by Vitamin Cottage, Inc.	2,288	33,313
Nature’s Sunshine Products, Inc.(b)	2,056	25,556
Oil-Dri Corp.of America	971	33,432
Rite Aid Corp.(b)(c)	7,184	94,829
Seneca Foods Corp., Class A(b)	2,799	117,222
SpartanNash Co.	4,704	88,812
Turning Point Brands, Inc.	588	22,944
Village Super Market, Inc., Class A	4,187	96,971
		1,195,665
Energy-6.09%
Adams Resources & Energy, Inc.	1,069	28,328
Antero Resources Corp.(b)(c)	25,555	100,176
Arch Resources, Inc.	4,237	141,685
Ardmore Shipping Corp. (Ireland)	3,206	10,612
Berry Corp.	29,213	112,178
Bonanza Creek Energy, Inc.(b)	7,523	166,033
Bristow Group, Inc.(b)	1,272	28,302
Clean Energy Fuels Corp.(b)	10,183	46,333
CONSOL Energy, Inc.(b)	13,020	68,876
Diamond S Shipping, Inc., (Acquired 06/26/2020 - 10/27/2020; Cost $20,727)(b)(d)	2,640	18,163
DMC Global, Inc.	2,058	84,069
Dorian LPG Ltd.(b)	9,157	100,086
Earthstone Energy, Inc., Class A(b)(c)	12,127	45,840
Evolution Petroleum Corp.	13,764	41,842
Exterran Corp.(b)	13,151	55,760
Falcon Minerals Corp.	19,696	45,301
Goodrich Petroleum Corp.(b)	4,710	54,448
Green Plains, Inc.(b)	2,535	37,467
Gulfport Energy Corp.(b)	73,691	7,376
Helix Energy Solutions Group, Inc.(b)	29,109	109,450
Kosmos Energy Ltd. (Ghana)	56,199	98,910
Liberty Oilfield Services, Inc., Class A	20,731	192,798
Matador Resources Co.(b)	9,871	100,487
Matrix Service Co.(b)	12,115	116,062
Nabors Industries Ltd.(c)	3,288	172,258
NACCO Industries, Inc., Class A	1,928	51,574
National Energy Services Reunited Corp.(b)	2,803	24,498
Newpark Resources, Inc.(b)	44,482	66,723
NexTier Oilfield Solutions, Inc.(b)	24,702	69,166
Oil States International, Inc.(b)	15,571	69,135
	Shares	Value
Energy-(continued)
Overseas Shipholding Group, Inc., Class A(b)	31,501	$63,002
Par Pacific Holdings, Inc.(b)	11,159	127,101
Patterson-UTI Energy, Inc.	20,447	88,126
Peabody Energy Corp.	25,759	34,775
Penn Virginia Corp.(b)	6,887	62,121
PrimeEnergy Resources Corp.(b)	115	7,051
ProPetro Holding Corp.(b)	23,378	134,891
REX American Resources Corp.(b)	501	39,328
RPC, Inc.(b)	4,037	12,515
Select Energy Services, Inc., Class A(b)	9,449	39,969
SM Energy Co.	31,417	132,894
Solaris Oilfield Infrastructure, Inc., Class A	13,165	88,469
Talos Energy, Inc.(b)	1,132	9,690
US Silica Holdings, Inc.	36,269	156,682
W&T Offshore, Inc.(b)(c)	37,054	72,626
Whiting Petroleum Corp.(b)	584	13,222
		3,346,398
Financials-23.99%
1st Constitution Bancorp	2,008	32,811
ACNB Corp.	1,575	39,233
Alerus Financial Corp.	1,831	43,999
Allegiance Bancshares, Inc.	1,645	52,081
Altabancorp	1,317	36,086
Amalgamated Bank, Class A	2,779	35,349
A-Mark Precious Metals, Inc.	2,481	75,894
Amerant Bancorp, Inc.(b)	3,007	44,654
American National Bankshares, Inc.	1,474	38,295
Ames National Corp.	1,568	33,728
Ares Commercial Real Estate Corp.	6,890	76,755
Arlington Asset Investment Corp., Class A	18,734	60,136
Arrow Financial Corp.	1,080	32,141
Atlantic Capital Bancshares, Inc.(b)	8,018	112,573
Atlanticus Holdings Corp.(b)	2,255	33,825
Auburn National Bancorporation, Inc.	246	10,298
B. Riley Financial, Inc.	1,835	66,317
Banc of California, Inc.	2,810	37,373
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	6,096	90,038
Bank First Corp.	356	24,621
Bank of Commerce Holdings	4,057	38,176
Bank of Marin Bancorp	900	31,230
Bank of Princeton (The)	1,018	24,259
Bank7 Corp.	874	10,628
BankFinancial Corp.	3,249	26,219
Bankwell Financial Group, Inc.	1,806	33,050
Bar Harbor Bankshares	2,159	49,765
BayCom Corp.(b)	2,015	29,016
BCB Bancorp, Inc.	4,012	40,802
Berkshire Hills Bancorp, Inc.	6,797	111,471
BGC Partners, Inc., Class A	28,004	115,937
Blucora, Inc.(b)	5,884	76,727
Boston Private Financial Holdings, Inc.	8,325	59,607
Bridge Bancorp, Inc.	2,320	51,782
Bridgewater Bancshares, Inc.(b)	3,235	38,076
Brightsphere Investment Group, Inc.	4,346	76,924
BRP Group, Inc., Class A(b)	1,355	39,905
Bryn Mawr Bank Corp.	1,845	55,018
Business First Bancshares, Inc.	1,366	25,503
Byline Bancorp, Inc.	2,263	34,692
C&F Financial Corp.	535	20,063
California BanCorp(b)	1,374	22,121
Cambridge Bancorp	464	31,366

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Camden National Corp.	1,074	$36,892
Capital City Bank Group, Inc.(c)	1,898	43,217
Capstead Mortgage Corp.	6,504	36,618
Carter Bankshares, Inc.	7,398	69,319
CB Financial Services, Inc.	1,221	27,338
CBTX, Inc.	1,319	28,952
Central Pacific Financial Corp.	3,599	58,988
Central Valley Community Bancorp	2,137	30,452
Century Bancorp, Inc., Class A	398	29,412
Chemung Financial Corp.	1,379	46,265
Cherry Hill Mortgage Investment Corp.	1,938	17,558
ChoiceOne Financial Services, Inc.	585	17,334
Citizens & Northern Corp.	1,572	28,532
Citizens Holding Co.	731	14,978
Citizens, Inc.(b)	8,456	53,611
Civista Bancshares, Inc.	3,721	62,624
CNB Financial Corp.	3,727	73,347
Coastal Financial Corp.(b)	1,601	31,572
Codorus Valley Bancorp, Inc.	3,095	51,965
Colony Bankcorp, Inc.	1,331	18,980
Community Bankers Trust Corp.	6,533	42,465
Community Financial Corp. (The)	1,215	33,279
Community Trust Bancorp, Inc.	1,142	38,657
ConnectOne Bancorp, Inc.	2,832	50,211
County Bancorp, Inc.	1,362	29,229
Crawford & Co., Class A	7,977	58,631
CrossFirst Bankshares, Inc.(b)	3,559	32,387
Curo Group Holdings Corp.	9,180	79,315
Customers Bancorp, Inc.(b)	8,503	143,616
Diamond Hill Investment Group, Inc.	604	82,639
Dime Community Bancshares, Inc.	2,541	36,717
Donegal Group, Inc., Class A	2,888	40,374
Donnelley Financial Solutions, Inc.(b)	12,788	208,317
Eagle Bancorp Montana, Inc.	993	20,466
Ellington Financial, Inc.	5,042	72,605
Ellington Residential Mortgage REIT	2,710	33,062
Encore Capital Group, Inc.(b)	1,803	61,554
Enova International, Inc.(b)	10,006	209,225
Enterprise Bancorp, Inc.	1,931	49,974
Equity Bancshares, Inc., Class A(b)	3,694	74,896
Esquire Financial Holdings, Inc.(b)	1,469	27,470
ESSA Bancorp, Inc.	1,756	27,780
Evans Bancorp, Inc.	1,448	39,067
EZCORP, Inc., Class A(b)	20,062	102,116
Farmers & Merchants Bancorp, Inc.	1,358	31,071
Farmers National Banc Corp.	3,447	43,225
FBL Financial Group, Inc., Class A	555	28,860
Federal Agricultural Mortgage Corp., Class C	548	37,100
FedNat Holding Co.	4,930	27,805
Fidelity D&D Bancorp, Inc.	623	36,340
Financial Institutions, Inc.	4,294	85,923
First Bancorp, Inc. (The)	1,841	44,607
First Bancshares, Inc. (The)	1,849	50,589
First Bank	3,795	35,256
First Business Financial Services, Inc.	3,358	63,433
First Capital, Inc.(c)	344	22,793
First Choice Bancorp	4,933	81,542
First Community Bancshares, Inc.	2,254	47,492
First Community Corp.	1,322	22,818
First Financial Corp.	1,093	41,392
First Guaranty Bancshares, Inc.	1,490	25,062
First Internet Bancorp	746	19,083
	Shares	Value
Financials-(continued)
First Mid Bancshares, Inc.	1,838	$55,232
First Northwest Bancorp	1,489	22,335
First of Long Island Corp. (The)	3,223	54,179
First United Corp.	2,422	37,008
Flushing Financial Corp.	6,285	89,247
FNCB Bancorp, Inc.	4,159	27,907
Franklin Financial Services Corp.	1,433	40,769
FS Bancorp, Inc.	722	38,627
FVCBankcorp, Inc.(b)	2,750	35,750
GAMCO Investors, Inc., Class A	2,675	38,199
Granite Point Mortgage Trust, Inc.	20,606	190,812
Great Ajax Corp.	3,220	31,942
Great Southern Bancorp, Inc.	944	43,330
Great Western Bancorp, Inc.	4,899	80,491
Greene County Bancorp, Inc.	530	13,361
Greenhill & Co., Inc.	3,688	48,018
Greenlight Capital Re Ltd., Class A(b)	4,620	35,620
Guaranty Bancshares, Inc.	1,014	29,213
Hanmi Financial Corp.	8,144	79,404
Hawthorn Bancshares, Inc.	1,764	38,808
HBT Financial, Inc.	2,350	32,853
HCI Group, Inc.	959	50,012
Heritage Commerce Corp.	4,177	35,170
Heritage Insurance Holdings, Inc.	6,992	72,297
Hingham Institution for Savings (The)	171	37,470
Home Bancorp, Inc.	2,171	60,897
HomeStreet, Inc.	3,385	109,505
HomeTrust Bancshares, Inc.	1,994	33,958
Horizon Bancorp, Inc.	9,272	132,590
Howard Bancorp, Inc.(b)	2,465	30,418
Independence Holding Co.	386	15,220
Independent Bank Corp.	4,128	70,217
Invesco Mortgage Capital, Inc., (Acquired 06/26/2020 - 10/27/2020; Cost $190,792)(c)(d)(e)	52,463	174,177
Investar Holding Corp.	2,690	43,739
Investors Title Co.	274	46,580
Lakeland Bancorp, Inc.	4,619	55,520
Landmark Bancorp, Inc./Manhattan KS	764	19,008
LCNB Corp.	2,236	33,093
Level One Bancorp, Inc.	911	17,373
Limestone Bancorp, Inc.(b)	1,653	20,100
Luther Burbank Corp.	1,435	14,106
Macatawa Bank Corp.	4,648	36,068
Mackinac Financial Corp.	2,139	26,032
MainStreet Bancshares, Inc.(b)	2,138	34,657
Marlin Business Services Corp.	4,073	42,318
Mercantile Bank Corp.	2,299	57,084
Meridian Bancorp, Inc.	3,039	41,467
Meridian Corp.	2,183	40,604
Meta Financial Group, Inc.	4,307	142,562
Metrocity Bankshares, Inc.	2,965	41,065
Metropolitan Bank Holding Corp.(b)	1,774	58,684
MFA Financial, Inc.	60,961	225,556
Mid Penn Bancorp, Inc.	1,362	31,653
Middlefield Banc Corp.	1,377	29,468
Midland States Bancorp, Inc.	6,494	110,073
MidWestOne Financial Group, Inc.	3,054	71,036
MMA Capital Holdings, Inc.(b)	2,398	59,734
Mr. Cooper Group, Inc.(b)	5,952	158,680
MVB Financial Corp.	1,781	35,852
National Bankshares, Inc.	964	29,036

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
National Western Life Group, Inc., Class A	379	$70,524
New York Mortgage Trust, Inc.	22,815	80,195
NI Holdings, Inc.(b)	1,194	20,417
Nicolet Bankshares, Inc.(b)	538	35,782
Northeast Bank	1,843	40,141
Northfield Bancorp, Inc.	2,595	28,882
Northrim BanCorp, Inc.	1,214	38,569
Norwood Financial Corp.	1,133	30,546
Oak Valley Bancorp(c)	1,808	32,399
OFG Bancorp	3,914	65,560
Ohio Valley Banc Corp.	942	21,713
Old Second Bancorp, Inc.	9,483	91,606
OP Bancorp	4,884	35,653
Oportun Financial Corp.(b)	9,683	163,740
Oppenheimer Holdings, Inc., Class A	4,693	138,397
Orchid Island Capital, Inc.(c)	11,341	60,674
Origin Bancorp, Inc.	2,228	57,282
Orrstown Financial Services, Inc.	2,385	38,446
Parke Bancorp, Inc.	3,930	56,435
Partners Bancorp	1,333	8,731
PCB Bancorp	5,289	57,597
PCSB Financial Corp.	1,377	21,082
Peapack-Gladstone Financial Corp.	3,949	86,918
Penns Woods Bancorp, Inc.	1,404	35,886
Peoples Bancorp of North Carolina, Inc.	1,390	34,583
Peoples Bancorp, Inc.	2,264	56,555
Peoples Financial Services Corp.	1,415	53,515
Pioneer Bancorp, Inc.(b)	1,862	19,402
Plumas Bancorp	1,531	36,514
Preferred Bank	1,175	43,205
Premier Financial Bancorp, Inc.	3,020	40,196
ProAssurance Corp.	3,283	52,233
ProSight Global, Inc.(b)	2,504	31,926
Protective Insurance Corp.	4,536	64,819
Provident Bancorp, Inc.	1,379	13,928
Provident Financial Holdings, Inc.	2,915	41,976
Prudential Bancorp, Inc.	1,642	21,395
Pzena Investment Management, Inc., Class A	7,837	52,194
QCR Holdings, Inc.	1,776	61,929
RBB Bancorp	8,276	122,816
Ready Capital Corp.	4,813	62,280
Red River Bancshares, Inc.	567	28,203
Regional Management Corp.	4,232	113,121
Reliant Bancorp, Inc.	1,326	23,457
Republic Bancorp, Inc., Class A	801	28,275
Republic First Bancorp, Inc.(b)	7,817	24,311
Riverview Bancorp, Inc.	6,481	34,220
Safeguard Scientifics, Inc.	5,329	34,159
Salisbury Bancorp, Inc.	688	26,866
SB Financial Group, Inc.	1,867	31,963
Sculptor Capital Management, Inc.	5,337	75,145
Select Bancorp, Inc.(b)	3,268	29,902
Shore Bancshares, Inc.	3,213	44,500
Sierra Bancorp	2,807	61,754
Silvercrest Asset Management Group, Inc., Class A	1,898	25,224
SmartFinancial, Inc.	2,840	50,154
South Plains Financial, Inc.	2,329	41,107
Southern First Bancshares, Inc.(b)	1,283	40,928
Southern Missouri Bancorp, Inc.	1,954	59,030
Southern National Bancorp of Virginia, Inc.	4,587	50,182
Spirit of Texas Bancshares, Inc.	2,600	40,612
	Shares	Value
Financials-(continued)
Standard AVB Financial Corp.	820	$26,871
Sterling Bancorp, Inc.	7,966	31,147
Stewart Information Services Corp.	2,747	115,017
Summit Financial Group, Inc.	3,228	67,594
SWK Holdings Corp.(b)	686	8,891
Territorial Bancorp, Inc.	1,110	24,764
Third Point Reinsurance Ltd. (Bermuda)(b)	10,409	99,302
Timberland Bancorp, Inc.	2,158	51,425
Tiptree, Inc.	11,946	60,805
TPG RE Finance Trust, Inc.	8,504	88,186
TriState Capital Holdings, Inc.(b)	3,769	56,120
Triumph Bancorp, Inc.(b)	1,611	73,204
TrustCo Bank Corp.	5,315	32,262
United Fire Group, Inc.	1,567	34,270
United Insurance Holdings Corp.	6,070	26,890
United Security Bancshares	3,974	28,017
Unity Bancorp, Inc.	2,854	50,202
Universal Insurance Holdings, Inc.	3,180	44,393
Univest Financial Corp.	3,543	64,872
Waddell & Reed Financial, Inc., Class A	4,197	69,083
Washington Trust Bancorp, Inc.	1,531	60,199
Watford Holdings Ltd., Class A (Bermuda)(b)	8,434	292,828
West Bancorporation, Inc.	2,345	45,212
Western Asset Mortgage Capital Corp.	13,416	41,187
Western New England Bancorp, Inc.	5,478	36,593
Westwood Holdings Group, Inc.	1,852	22,076
World Acceptance Corp.(b)(c)	985	111,216
		13,193,505
Health Care-6.56%
Accuray, Inc.(b)	13,438	59,934
American Renal Associates Holdings, Inc.(b)	6,940	79,185
AngioDynamics, Inc.(b)	11,667	165,905
ANI Pharmaceuticals, Inc.(b)	1,714	50,666
Anika Therapeutics, Inc.(b)	1,707	64,525
Aratana Therapeutics, Inc., CVR(b)(f)	540	135
Aspira Women’s Health, Inc.(b)(c)	11,711	56,915
AVEO Pharmaceuticals, Inc.(b)	2,785	14,983
Brookdale Senior Living, Inc.(b)	43,804	185,729
Catalyst Pharmaceuticals, Inc.(b)	13,654	49,974
Champions Oncology, Inc.(b)	1,173	13,337
Community Health Systems, Inc.(b)	42,899	350,914
Computer Programs & Systems, Inc.	2,384	67,777
Cross Country Healthcare, Inc.(b)	4,677	40,690
Cutera, Inc.(b)	2,127	53,218
Electromed, Inc.(b)	1,311	13,228
Enzo Biochem, Inc.(b)	11,015	23,903
Five Star Senior Living, Inc.(b)	9,711	57,295
FONAR Corp.(b)	2,820	54,172
Hanger, Inc.(b)	4,728	107,278
Harrow Health, Inc.(b)	3,754	21,586
Harvard Bioscience, Inc.(b)	12,514	49,055
InfuSystem Holdings, Inc.(b)	2,494	39,904
IntriCon Corp.(b)	895	15,519
Invacare Corp.	13,468	114,882
iRadimed Corp.(b)	809	19,829
Joint Corp. (The)(b)	2,231	55,998
Jounce Therapeutics, Inc.(b)	8,207	58,680
Lannett Co., Inc.(b)	7,120	43,859
Lantheus Holdings, Inc.(b)	10,529	138,562
Lexicon Pharmaceuticals, Inc.(b)	20,097	30,748
Owens & Minor, Inc.	31,275	805,644
Phibro Animal Health Corp., Class A	2,396	45,260

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Retractable Technologies, Inc.(b)	2,049	$23,727
Surgery Partners, Inc.(b)	3,075	75,122
Triple-S Management Corp., Class B(b)	11,554	258,925
Utah Medical Products, Inc.	409	35,309
Vanda Pharmaceuticals, Inc.(b)	7,610	92,918
Viemed Healthcare, Inc.(b)	5,040	49,140
XBiotech, Inc.(b)	6,555	124,938
		3,609,368
Industrials-20.04%
AAR Corp.	2,951	83,720
ACCO Brands Corp.	19,363	148,321
Aegion Corp.(b)	4,759	81,617
Allied Motion Technologies, Inc.	919	37,284
Alpha Pro Tech Ltd.(b)(c)	988	12,488
Apogee Enterprises, Inc.	4,711	123,617
ArcBest Corp.	5,783	242,365
Astronics Corp.(b)	11,046	126,145
Barrett Business Services, Inc.	2,113	140,958
BG Staffing, Inc.	4,739	60,422
Blue Bird Corp.(b)	3,764	61,767
Caesarstone Ltd.	4,211	50,279
CAI International, Inc.	6,707	212,277
CECO Environmental Corp.(b)	8,956	66,274
Columbus McKinnon Corp.	1,558	58,877
Cornerstone Building Brands, Inc.(b)	7,339	64,143
Costamare, Inc. (Monaco)	9,310	66,846
Covenant Logistics Group, Inc., Class A(b)	6,377	117,911
CRA International, Inc.	1,341	61,485
Daseke, Inc.(b)	22,802	153,913
Ducommun, Inc.(b)	2,268	112,765
DXP Enterprises, Inc.(b)	6,459	136,027
Eagle Bulk Shipping, Inc.(b)	1,210	22,542
Eastern Co. (The)	2,742	60,598
Echo Global Logistics, Inc.(b)	4,913	139,480
Ennis, Inc.	2,936	48,062
EVI Industries, Inc.(b)(c)	409	13,841
Foundation Building Materials, Inc.(b)	4,055	78,018
Franklin Covey Co.(b)	1,279	28,100
Genco Shipping & Trading Ltd.	2,437	18,375
Gencor Industries, Inc.(b)	1,158	13,965
General Finance Corp.(b)	3,761	30,615
GMS, Inc.(b)	3,796	118,549
GP Strategies Corp.(b)	6,612	76,038
Graham Corp.	1,240	19,580
Granite Construction, Inc.	4,372	107,639
Great Lakes Dredge & Dock Corp.(b)	8,378	94,588
Greenbrier Cos., Inc. (The)	4,072	135,883
Griffon Corp.	3,027	63,113
H&E Equipment Services, Inc.	6,086	163,592
Harsco Corp.(b)	7,245	122,803
Hawaiian Holdings, Inc.	8,341	168,989
HC2 Holdings, Inc.(b)(c)	21,966	73,586
Heidrick & Struggles International, Inc.	3,767	98,319
Herc Holdings, Inc.(b)	2,873	164,565
Heritage-Crystal Clean, Inc.(b)	1,764	33,992
Hurco Cos., Inc.	959	28,588
Hyster-Yale Materials Handling, Inc.	2,666	146,737
IES Holdings, Inc.(b)	1,097	40,457
Insteel Industries, Inc.	1,842	42,605
Interface, Inc.	13,982	116,680
Kelly Services, Inc., Class A	8,308	169,982
Kforce, Inc.	2,425	99,546
	Shares	Value
Industrials-(continued)
Kimball International, Inc., Class B	7,225	$78,969
Knoll, Inc.	10,193	139,236
Lawson Products, Inc.(b)	565	26,691
LB Foster Co., Class A(b)	5,089	74,096
LSI Industries, Inc.	4,166	32,578
Luxfer Holdings PLC (United Kingdom)	1,974	29,669
Lydall, Inc.(b)	7,056	193,334
Manitowoc Co., Inc. (The)(b)	12,542	139,342
Mastech Digital, Inc.(b)	792	14,098
Matthews International Corp., Class A	2,818	75,325
Maxar Technologies, Inc.	4,613	128,287
Mayville Engineering Co., Inc.(b)	3,539	39,000
Mesa Air Group, Inc.(b)	15,065	96,115
Miller Industries, Inc.	2,990	99,836
Mistras Group, Inc.(b)	9,392	49,026
MRC Global, Inc.(b)	23,473	135,674
MYR Group, Inc.(b)	4,079	208,559
NL Industries, Inc.	3,035	14,204
NN, Inc.(b)	16,361	102,502
Northwest Pipe Co.(b)	2,672	76,900
NOW, Inc.(b)	9,552	53,300
Orion Energy Systems, Inc.(b)	8,607	88,824
PAM Transportation Services, Inc.(b)	879	40,522
Pangaea Logistics Solutions Ltd.	5,147	13,588
Park Aerospace Corp.	1,398	17,797
Park-Ohio Holdings Corp.	4,345	122,051
PICO Holdings, Inc.(b)	2,539	22,140
Pitney Bowes, Inc.	75,463	430,139
Powell Industries, Inc.	2,221	57,368
Preformed Line Products Co.	875	53,069
Primoris Services Corp.	5,112	123,966
Quad/Graphics, Inc.	16,932	52,489
Quanex Building Products Corp.	3,918	80,711
Radiant Logistics, Inc.(b)	19,594	115,996
Resideo Technologies, Inc.(b)	11,940	220,771
Resources Connection, Inc.	6,979	84,516
REV Group, Inc.	9,209	85,091
Safe Bulkers, Inc. (Greece)(b)	25,259	30,311
Scorpio Bulkers, Inc.	2,634	45,147
SEACOR Holdings, Inc.(b)	2,428	80,658
SP Plus Corp.(b)	4,201	119,476
Spirit Airlines, Inc.(b)(c)	5,493	124,307
Standex International Corp.	980	73,951
Steelcase, Inc., Class A	5,792	70,373
Sterling Construction Co., Inc.(b)	13,970	223,380
Team, Inc.(b)	15,006	130,702
Textainer Group Holdings Ltd. (China)(b)	16,505	304,022
Thermon Group Holdings, Inc.(b)	2,205	31,179
Titan Machinery, Inc.(b)	9,469	172,999
Transcat, Inc.(b)	1,125	35,662
Triumph Group, Inc.	17,730	233,504
TrueBlue, Inc.(b)	7,516	143,556
Tutor Perini Corp.(b)	4,467	60,394
Universal Logistics Holdings, Inc.	2,575	55,388
US Xpress Enterprises, Inc., Class A(b)	11,140	83,550
Vectrus, Inc.(b)	935	44,571
Veritiv Corp.(b)	6,442	119,692
Viad Corp.	6,923	207,482
VSE Corp.	2,767	94,631
Wabash National Corp.	14,326	253,284

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Willdan Group, Inc.(b)	1,509	$58,670
Willis Lease Finance Corp.(b)	1,428	45,996
		11,017,592
Information Technology-5.28%
Alpha & Omega Semiconductor Ltd.(b)	5,026	124,846
Avid Technology, Inc.(b)	5,194	63,107
AXT, Inc.(b)	3,705	36,124
Bel Fuse, Inc., Class B	5,010	73,447
Benchmark Electronics, Inc.	3,096	75,295
Clearfield, Inc.(b)	1,588	37,763
Comtech Telecommunications Corp.	4,364	83,178
Conduent, Inc.(b)	19,821	83,645
CyberOptics Corp.(b)	425	11,373
Daktronics, Inc.	12,958	58,441
Diebold Nixdorf, Inc.(b)	9,487	89,842
Digi International, Inc.(b)	3,883	66,632
DZS, Inc.(b)	943	12,136
Eastman Kodak Co.(b)(c)	7,648	58,354
Ebix, Inc.(c)	2,207	75,060
Endurance International Group Holdings, Inc.(b)	13,900	131,772
Extreme Networks, Inc.(b)	30,215	169,808
Genasys, Inc.(b)	4,119	29,163
GreenSky, Inc., Class A(b)	30,900	131,634
GTT Communications, Inc.(b)(c)	4,511	20,480
Hackett Group, Inc. (The)	2,723	38,340
Ichor Holdings Ltd.(b)	2,175	69,383
Information Services Group, Inc.(b)	18,142	54,789
Intelligent Systems Corp.(b)	578	22,698
International Money Express, Inc.(b)	1,306	20,556
Intevac, Inc.(b)	3,287	19,788
Iteris, Inc.(b)	2,873	14,020
Kimball Electronics, Inc.(b)	5,913	91,119
KVH Industries, Inc.(b)	3,983	41,025
Luna Innovations, Inc.(b)	2,674	26,807
MoneyGram International, Inc.(b)	31,007	210,227
MTS Systems Corp.	6,389	223,807
NeoPhotonics Corp.(b)	3,315	26,719
NVE Corp.	354	18,121
Park City Group, Inc.(b)	1,675	7,856
PC-Tel, Inc.	3,765	23,682
PFSweb, Inc.(b)	4,641	31,512
Rimini Street, Inc.(b)	1,979	8,628
ScanSource, Inc.(b)	5,203	130,595
SecureWorks Corp., Class A(b)	983	11,098
ServiceSource International, Inc.(b)	9,310	14,337
ShotSpotter, Inc.(b)(c)	518	17,182
SMART Global Holdings, Inc.(b)	2,187	67,119
Smith Micro Software, Inc.(b)	4,934	26,545
StarTek, Inc.(b)	7,752	60,621
Synchronoss Technologies, Inc.(b)	2,752	8,146
Unisys Corp.(b)	8,945	130,418
Vishay Precision Group, Inc.(b)	1,921	56,189
		2,903,427
Materials-6.00%
Advanced Emissions Solutions, Inc.	7,715	43,590
AdvanSix, Inc.(b)	11,647	206,967
Allegheny Technologies, Inc.(b)	7,977	107,610
American Vanguard Corp.	2,425	36,763
Caledonia Mining Corp. PLC (South Africa)	3,288	47,446
Century Aluminum Co.(b)	4,219	42,823
Clearwater Paper Corp.(b)	3,074	107,313
	Shares	Value
Materials-(continued)
Domtar Corp.	3,286	$98,909
Forterra, Inc.(b)	2,903	53,851
FutureFuel Corp.	1,769	21,210
Gold Resource Corp.	6,225	18,550
Hawkins, Inc.	1,163	58,359
Haynes International, Inc.	2,858	60,561
Intrepid Potash, Inc.(b)	4,304	55,694
Koppers Holdings, Inc.(b)	8,723	236,132
Kraton Corp.(b)	8,839	238,653
Myers Industries, Inc.	3,458	58,751
Olympic Steel, Inc.	4,663	69,199
Orion Engineered Carbons S.A. (Germany)	8,929	138,935
Rayonier Advanced Materials, Inc.(b)	21,783	140,936
Ryerson Holding Corp.(b)	8,149	87,520
Schnitzer Steel Industries, Inc., Class A	8,831	226,250
SunCoke Energy, Inc.	33,860	152,370
TimkenSteel Corp.(b)	19,790	93,211
Trecora Resources(b)	4,681	31,690
Tredegar Corp.	4,507	71,256
Trinseo S.A.	5,065	192,419
Tronox Holdings PLC, Class A	6,147	77,760
UFP Technologies, Inc.(b)	729	32,127
United States Lime & Minerals, Inc.	169	18,708
US Concrete, Inc.(b)	6,441	228,527
Verso Corp., Class A	9,430	101,938
Warrior Met Coal, Inc.	8,149	141,956
		3,297,984
Real Estate-4.17%
Alpine Income Property Trust, Inc.	951	15,226
Armada Hoffler Properties, Inc.	4,281	45,421
Bluerock Residential Growth REIT, Inc.	8,119	82,814
BRT Apartments Corp.	799	10,435
Chatham Lodging Trust	10,794	118,842
CIM Commercial Trust Corp.	5,686	69,199
Clipper Realty, Inc.	3,093	19,641
CorEnergy Infrastructure Trust, Inc.	4,977	29,613
CorePoint Lodging, Inc.	9,177	59,742
CTO Realty Growth, Inc.	2,269	92,666
Farmland Partners, Inc.	2,481	19,798
FRP Holdings, Inc.(b)	483	22,117
Griffin Industrial Realty, Inc.	219	15,606
Hersha Hospitality Trust	16,404	132,872
iStar, Inc.	4,859	68,512
Macerich Co. (The)(c)	8,309	83,090
New Senior Investment Group, Inc.	24,772	136,989
Newmark Group, Inc., Class A	26,125	183,397
One Liberty Properties, Inc.	1,593	28,324
Plymouth Industrial REIT, Inc.	845	11,103
Preferred Apartment Communities, Inc., Class A	3,933	30,717
RE/MAX Holdings, Inc., Class A	1,484	46,449
Realogy Holdings Corp.(b)	18,329	225,630
Retail Value, Inc.	8,022	123,539
RMR Group, Inc. (The), Class A	2,148	79,562
RPT Realty	13,253	97,144
Service Properties Trust	10,366	122,941
Summit Hotel Properties, Inc.	9,463	82,233
Tanger Factory Outlet Centers, Inc.(c)	15,090	142,601
Urstadt Biddle Properties, Inc., Class A	2,547	35,760
Whitestone REIT	8,085	60,799
		2,292,782

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Utilities-0.43%
Artesian Resources Corp., Class A	642	$23,735
Atlantic Power Corp.(b)	38,587	79,489
Consolidated Water Co. Ltd. (Cayman Islands)	1,495	16,385
Genie Energy Ltd., Class B	2,219	18,418
Global Water Resources, Inc.	868	11,180
Pure Cycle Corp.(b)	1,147	10,942
RGC Resources, Inc.	813	19,723
Spark Energy, Inc., Class A	6,028	55,940
		235,812
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $41,839,921)		54,933,615
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.19%
Invesco Private Government Fund, 0.02%(e)(g)(h)	1,362,341	$1,362,341
Invesco Private Prime Fund, 0.12%(e)(g)(h)	2,042,899	2,043,512
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,405,853)		3,405,853
TOTAL INVESTMENTS IN SECURITIES-106.09% (Cost $45,245,774)		58,339,468
OTHER ASSETS LESS LIABILITIES-(6.09)%		(3,347,487)
NET ASSETS-100.00%		$54,991,981

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Restricted security. The aggregate value of these securities at period end was $340,526, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$153,018	$3,992	$-	$17,167	$-	$174,177	$2,551
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	187,038	(187,038)	-	-	-	-
Premier U.S. Government Portfolio Invesco, Institutional Class	-	77,818	(77,818)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,107,189	3,485,313	(4,230,161)	-	-	1,362,341	149*
Invesco Private Prime Fund	702,405	2,940,297	(1,599,251)	-	61	2,043,512	354*
Total	$2,962,612	$6,694,458	$(6,094,268)	$17,167	$61	$3,580,030	$3,054

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,126,814,734	$-	$-	$1,126,814,734
Money Market Funds	1,247,053	1,866,128	-	3,113,181
Total Investments	$1,128,061,787	$1,866,128	$-	$1,129,927,915
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,933,480	$-	$135	$54,933,615
Money Market Funds	-	3,405,853	-	3,405,853
Total Investments	$54,933,480	$3,405,853	$135	$58,339,468
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.